Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,721,544.22

Principal:
Principal Collections	$18,866,992.97
Prepayments in Full	$8,827,712.94
Liquidation Proceeds	$119,297.33
Recoveries	$30,612.55
Sub Total	$27,844,615.79
Collections	$29,566,160.01

Purchase Amounts:
Purchase Amounts Related to Principal	$17,488.29
Purchase Amounts Related to Interest	$117.52
Sub Total	$17,605.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,583,765.82

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,583,765.82
Servicing Fee	$692,715.20	$692,715.20	$0.00	$0.00	$28,891,050.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,891,050.62
Interest - Class A-2 Notes	$136,851.73	$136,851.73	$0.00	$0.00	$28,754,198.89
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$28,365,672.39
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$28,242,120.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,242,120.39
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$28,191,887.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,191,887.39
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$28,154,401.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,154,401.72
Regular Principal Payment	$25,715,084.70	$25,715,084.70	$0.00	$0.00	$2,439,317.02
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,439,317.02
Residual Released to Depositor	$0.00	$2,439,317.02	$0.00	$0.00	$0.00

Total		$29,583,765.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,715,084.70
Total					$25,715,084.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$25,715,084.70	$71.15	$136,851.73	$0.38	$25,851,936.43	$71.53
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$25,715,084.70	$24.43	$736,648.90	$0.70	$26,451,733.60	$25.13

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$224,961,740.58	0.6224385	$199,246,655.88	0.5512884
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$734,001,740.58	0.6972895	$708,286,655.88	0.6728605

Pool Information
Weighted Average APR	2.539%	2.538%
Weighted Average Remaining Term	49.27	48.44
Number of Receivables Outstanding	28,972	28,397
Pool Balance	$831,258,235.73	$803,292,384.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$764,083,722.41	$738,757,581.79
Pool Factor	0.7252366	0.7008376

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$64,534,802.87
Targeted Overcollateralization Amount	$95,005,728.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,005,728.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$134,359.54
(Recoveries)		6	$30,612.55
Net Loss for Current Collection Period			$103,746.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1498%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2544%
Second Prior Collection Period			0.2351%
Prior Collection Period			0.3348%
Current Collection Period			0.1523%
Four Month Average (Current and Prior Three Collection Periods)			0.2441%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		340	$1,127,449.77
(Cumulative Recoveries)			$67,117.09
Cumulative Net Loss for All Collection Periods			$1,060,332.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0925%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,316.03
Average Net Loss for Receivables that have experienced a Realized Loss			$3,118.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.66%	161	$5,306,579.92
61-90 Days Delinquent	0.09%	20	$697,034.50
91-120 Days Delinquent	0.01%	2	$61,720.64
Over 120 Days Delinquent	0.01%	2	$59,996.48
Total Delinquent Receivables	0.76%	185	$6,125,331.54

Repossession Inventory:
Repossessed in the Current Collection Period		7	$248,359.97
Total Repossessed Inventory		13	$581,805.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1045%
Prior Collection Period			0.0794%
Current Collection Period			0.0845%
Three Month Average			0.0895%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1019%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	10

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$2,657,143.76
2 Months Extended	103	$3,635,916.01
3+ Months Extended	13	$493,860.36

Total Receivables Extended	195	$6,786,920.13
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer